Employees Benefits (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liabilities	R$ 562,403	R$ 540,821
Current liabilities	95,276	86,423
Non-current liabilities	467,127	454,398
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Liabilities	61,278	66,245
FGTS Penalty [Member]
IfrsStatementLineItems [Line Items]
Liabilities	75,771	70,535
Award For Length Of Service [Member]
IfrsStatementLineItems [Line Items]
Liabilities	111,071	125,991
Others [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ 314,283	R$ 278,050